COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of the changes in the liability for product warranties	Changes in the liability for product warranties were as follows:

	2019	2018
Balance, beginning of year	$7,914	$8,159
Provisions	3,686	3,351
Expenditures	(2,673)	(3,596)
Balance, end of year	$8,927	$7,914